Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue	$ 1,624,921	$ 1,648,463
Expenses
Expenses	471,989	472,466
Administrative expenses	56,802	52,710
Depreciation and amortization	284,304	260,772
Loss (gain) on foreign exchange	3,146	(58)
Costs and Expenses, Total	1,259,545	1,270,028
Operating income	365,376	378,435
Interest expense on long-term debt and others	(181,488)	(152,118)
Income (loss) from long-term investments (note 8)	(399,092)	84,818
Other losses	(44,026)	(8,402)
Other net losses (note 19)	15,085	2,725
Gain (loss) on derivative financial instruments (note 24(b)(iv))	(16,113)	636
Nonoperating Income (Expense)	189,691	(245,974)
Earnings before income taxes	555,067	132,461
Income tax expense (note 18)
Current	(16,431)	(11,347)
Deferred	(53,686)	(42,025)
Income tax expense	(70,117)	(53,372)
Net earnings	484,950	79,089
Net effect of non-controlling interests	62,416	108,521
Net effect of non-controlling interests held by related party	(16,482)	(2,622)
Net Income (Loss) Attributable To Noncontrolling Interest, Net Of Related Party	45,934	105,899
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	530,884	184,988
Series A and D Preferred shares dividend (note 15)	8,486	8,027
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 522,398	$ 176,961
Basic net earnings per share (USD per share)	$ 1.05	$ 0.38
Diluted net earnings per share (USD per share)	$ 1.04	$ 0.38
Regulated electricity distribution
Revenue
Total revenue	$ 784,396	$ 831,196
Expenses
Expenses	247,417	265,166
Regulated gas distribution
Revenue
Total revenue	439,153	431,453
Expenses
Expenses	170,487	183,012
Regulated water reclamation and distribution
Revenue
Total revenue	130,488	128,437
Expenses
Expenses	8,142	8,796
Non-regulated energy sales
Revenue
Total revenue	246,601	235,359
Expenses
Expenses	17,258	27,164
Other revenue
Revenue
Total revenue	$ 24,283	$ 22,018